Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	€ 331,306	€ 348,384	€ 202,682
Property, Plant and Equipment and Intangible Assets
Disclosure of geographical areas [line items]
Non-current assets	197,615	170,943	90,979
Property, Plant and Equipment and Intangible Assets | Belgium
Disclosure of geographical areas [line items]
Non-current assets	98,295	113,524	57,007
Property, Plant and Equipment and Intangible Assets | France
Disclosure of geographical areas [line items]
Non-current assets	21,051	18,398	18,102
Property, Plant and Equipment and Intangible Assets | The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	66,621	28,210	7,951
Property, Plant and Equipment and Intangible Assets | Croatia
Disclosure of geographical areas [line items]
Non-current assets			6,182
Property, Plant and Equipment and Intangible Assets | Switzerland
Disclosure of geographical areas [line items]
Non-current assets	7,181	7,668	1,057
Property, Plant and Equipment and Intangible Assets | Spain
Disclosure of geographical areas [line items]
Non-current assets	3,029	2,755
Property, Plant and Equipment and Intangible Assets | Other Countries
Disclosure of geographical areas [line items]
Non-current assets	€ 1,438	€ 388	€ 681